13F-HR
09/30/2001
0001096483
tk*xat5s
13F-HR
FORM 13F HOLDINGS REPORT

			  UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		      Washington, D.C.  20549

			    FORM 13F

		     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [ ]; Amendment Number:13F-HR
 This Amendment (Check only one.):[ ] is a restatement.
				  [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Greenleaf Asset Management, Inc.
Address:	3505 Greenleaf Blvd.
		Kalamazoo, MI  49008


Form 13F File Number: 28-05069

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:		William D. Johnston
Title:		President
Phone:		616-353-8484

Signature, Place, and Date of Signing:
William D. Johnston  Kalamazoo, Michigan  November 7, 2001


Report Type (Check only one):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

		    FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:         4,896,919

Form 13F Information Table Value Total:   $237,420,000.00



List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE
				  Value  Shares/ sh/ put/ Invstmt Other   Voting Authority
Name of Issuer      Class Cusip  (x$1000) prnamt prn call Dscretn Manager Sole Shared None

Abbott Labs	    com 002824100 4200	 218	 sh	sole	none		218
Alcoa Inc	    com	013817101 1104	 35615   sh  	sole  	none		35615
American Express Co com	25816109  483    16620   sh  	sole  	none		16620
Applied Matls Inc   com	038222105 1298   45640   sh  	sole  	none		45640
America Online Inc  com	02364J104 177	 5350    sh  	sole  	none		5350
Bank One Corp	    com 6423A103  208    6612    sh  	sole  	none		6612
Bed Bath & Beyond   com	075896100 997    39175   sh  	sole  	none		39175
Bellsouth Corp	    com	79860102  468    11272   sh  	sole  	none		11272
Boeing Co	    com 097023105 747	 22290   sh  	sole  	none		22290
Bristol Myers Squibbcom	110122108 1232   22170   sh  	sole  	none		22170
Calpine Corp	    com	131347106 1124   49280   sh  	sole  	none		49280
Capital One Finl    com	14040H105 246    5340    sh  	sole  	none		5340
Cardinal Health Inc com 1414Y108  315	 4263	 sh	sole	none		4263
Chemical Finl Corp  com 163731102 228	 8381	 sh	sole	none		8381
Cisco Sys Inc	    com	17275R102 490    40270   sh  	sole  	none		40270
Citigroup	    com	17296101  1835   45318   sh  	sole  	none		45318
Concord EFS Inc	    com	206197105 1856   37925   sh  	sole  	none		37925
Duke Energy Corp    com	264399106 183	 4830    sh  	sole  	none	 	4830
Duke Realty Invt    com	264411505 58     2450    sh  	sole  	none		2450
Elan PLC	    adr	284131208 285	 5880    sh  	sole  	none		5880
EMC Corp Mass	    com 268648102 62	 5250    sh  	sole  	none		5250
Emerson Elec Co	    com	291011104 175	 3720    sh  	sole  	none		3720
ExxonMobil Corp	    com	30231G102 1235   31336   sh  	sole  	none		31336
Fifth Third Bancorp com 316773100 1551	 25235   sh  	sole  	none		25235
First Industrial    com	32054K103 2150   71675   sh  	sole  	none		71675
General Elec Co     com	369604103 2246   60385   sh  	sole  	none		60385
Health Mgmt Assoc   cla 421933102 200	 9650    sh  	sole  	none		9650
Home Depot Inc	    com	437076102 1094	 28518   sh  	sole  	none		28518
Huntington Bancshar com 446150104 117	 6762    sh  	sole  	none		6762
Intel Corp	    com 458140100 1069   52286   sh  	sole  	none		52286
Intl Business Mach  com 459200101 407	 4436    sh  	sole  	none		4436
IShares Tr	    Rus 464287655 504	 6290    sh  	sole  	none		6290
IShares Tr	    S&P 464287309 235	 4455	 sh	sole	none		4455
IShares Tr	    S&P 464287804 758	 7933	 sh	sole	none		7933
Johnson & Johnson   com	478160104 872	 15740   sh  	sole  	none		15740
King Pharmaceutical com	495582108 4377   104332  sh  	sole  	none		104332
LSI Logic Corp	    com	502161102 646	 55      sh  	sole  	none		55
MBNA Corp	    com 55262L100 246	 8110	 sh	sole	none		8110
McDonalds Corp      com	80135101  353	 13014   sh  	sole  	none		13014
Merck & Co Inc      com	589331107 546    8194    sh  	sole  	none		8194
Microsoft Corp	    com	594918104 654	 12774   sh  	sole  	none		12774
Midcap SPDR TRunit ser1 595635103 3487	 44052   sh  	sole  	none		44052
Nasdaq 100 Tr unit ser1	631100104 52     1805    sh  	sole  	none		1805
National City Corp  com	635405103 1437	 47994	 sh  	sole  	none		47994
Oracle Corp	    com	68389X105 186    14800   sh  	sole  	none		14800
Orthodontic Ctrs Am com	68750P103 3107	 126050  sh  	sole  	none	       	126050
Pfizer Inc	    com	717081103 1390   34660   sh  	sole  	none		34660
Pharmacia 	    com	71713U102 14803  364975  sh  	sole  	none		364975
Qualcomm Inc	    com	747525103 953	 20055   sh  	sole  	none		20055
Sara Lee Corp	    com	803111103 321	 15086   sh  	sole  	none		15086
SBC Communications  com	78387G103 506    10746   sh  	sole  	none		10746
Schering Plough Corpcom	806605101 608	 16400   sh  	sole  	none		16400
SEI Investments	    com 784117103 1811	 56595   sh  	sole  	none		56595
SPDR TR	      unit ser1	78462F103 13155  125954  sh  	sole  	none		125954
Stryker Corp	    com	863667101 150402 2843140 sh  	sole  	none		2843140
Sun Microsystems Inccom	866810104 534    64570   sh  	sole  	none		64570
Tetra Tech Inc      com 88162F105 2063   93355   sh  	sole  	none		93355
Tyco Intl Ltd New   com	902124106 3468   76225   sh  	sole  	none		76225
United Tech Corp    com 913017109 405    8700    sh  	sole  	none		8700
Wal Mart Stores Inc com	931142103 1329   26850   sh  	sole  	none		26850
Walgreen Co         com	931422109 244	 7100    sh  	sole  	none	  	7100
Worldcom Inc        com 98155K102 35	 2300    sh  	sole  	none		2300
2002 Target Term Tr com	90210103  93     6458    sh  	sole  	none		6458